FINANCE INCOME AND COSTS (Tables)	12 Months Ended
Dec. 31, 2022
FINANCE INCOME AND COSTS
Schedule of finance income and costs

	2022	2021	2020
Interest expense:
– Loans and notes	45,838	29,430	28,174
– Amortization of debt issuance costs	125	109	97
– Lease obligations	12,791	11,816	12,272
– Provisions: unwinding of discount	152	165	138
Total interest expense	58,906	41,520	40,681
(Gain) loss on financial instruments	—	—	373
Other finance costs	(72)	140	84
Total finance costs	58,834	41,660	41,138
Less: amounts capitalized on qualifying assets (1)	(850)	(534)	(426)
Debt modification/derecognition and other loss/(gain)	394	216	1,366
Finance costs	58,378	41,342	42,078
Finance income on loans and receivables:
– Interest income on bank deposits	1,341	1,468	2,282
– Interest income on loans issued	349	52	17
– Other finance income	84	998	1,138
Finance income	1,774	2,518	3,437
Net finance costs	56,604	38,824	38,641
(1)	The annual weighted average capitalization rates of 9.2%, 6.8% and 6.9% were used to determine the amount of capitalized interest for the years ended December 31, 2022, 2021 and 2020, respectively.